Acquisitions - Wellpartner Acquisition (Details) $ in Millions	Nov. 30, 2017 USD ($) pharmacy	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Assets Acquired:
Goodwill		$ 38,451	$ 38,249	$ 38,106
Wellpartner Acquisition
Business Acquisition
Consideration transferred	$ 380
Number of pharmacies acquired | pharmacy	2
Assets Acquired:
Assets	$ 532
Intangible assets	233
Goodwill	182
Liabilities	$ 152
Oregon | Wellpartner Acquisition
Business Acquisition
Number of pharmacies acquired | pharmacy	1